Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 663	$ 661	$ 704
Charged to Costs and Expenses	[1]	1,791	1,642	1,474
Charged to Other Accounts	[2]	0	0	0
Acquisitions	[3]	179	0	0
Deductions	[4]	1,726	1,640	1,517
Balance at End of Period		907	663	661
Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		4,640	2,283	2,141
Charged to Costs and Expenses		(210)	2,376	81
Charged to Other Accounts	[5]	(53)	(19)	61
Acquisitions	[3]	211	0	0
Deductions	[6]	0	0	0
Balance at End of Period		$ 4,588	$ 4,640	$ 2,283

[1]
(a) Includes amounts previously written off which were credited directly to this account when recovered. Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.

[2]	(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
[3]	(c) Acqusition of Time Warner in 2018.
[4]	(d) Amounts written off as uncollectible, or related to divested entities.
[5]	(a) Includes current year reclassifications from other balance sheet accounts.
[6]	(c) Reductions to valuation allowances related to deferred tax assets.